Income Taxes (Tables)	12 Months Ended
Jan. 31, 2022
Income Tax Disclosure [Abstract]
Schedule of provision for income taxes
Years Ended January 31,
	2022	2021
Current
Federal	$-	$-
Foreign	-	-

Deferred
Federal	-	-
Foreign	-	-

Schedule of reconciliation of taxes on income computed at the federal statutory rate to amounts
	Years Ended January 31,
	2022	2021
Book income (loss from operations)	$(1,296,987)	$(615,894)
Common stock issued for services	286,594	421,024
Impairment expense	457,976	-
Unused operating losses	552,417	194,870
Income tax expense	$-	$-